Financial Risk Management - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Impaired [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances			509,482
Gross carrying amount [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances			84,856,335
Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances			124,724
Gross carrying amount [member] | Impaired [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances			878,868
Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	(258,392)		(239,181)
Allowance for loan losses [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	¥ (604,988)		(491,676)
Allowance for loan losses [member] | Impaired [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances			¥ (369,386)